SECURITIES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Amortized Cost, Available for Sale	$ 46,755,861	$ 41,138,922
Gross Unrealized Gains, available for sale	568,604	723,595
Gross Unrealized Losses, available for sale	118,802	34,905
Estimated Fair Value, available for sale	47,205,663	41,827,612
Amortized Cost, Held to Maturity	112,619,434	153,516,839
Gross Unrealized Gains, held to maturity	2,149,925	1,974,002
Gross Unrealized Losses, held to maturity	582,341	1,459,848
Estimated Fair Value, held to maturity	114,187,018	154,030,993
Asset-backed securities issued by GSEs [Member] | Residential Mortgage Backed Securities [Member]
Amortized Cost, Available for Sale	198,400	2,412,959
Gross Unrealized Gains, available for sale	32,986	235,084
Gross Unrealized Losses, available for sale	0	0
Estimated Fair Value, available for sale	231,386	2,648,043
Amortized Cost, Held to Maturity	31,239,176	35,929,199
Gross Unrealized Gains, held to maturity	1,237,277	854,497
Gross Unrealized Losses, held to maturity	0	10,960
Estimated Fair Value, held to maturity	32,476,453	36,772,736
Asset-backed securities issued by GSEs [Member] | Residentail Collateralized Mortgage Obligations [Member]
Amortized Cost, Available for Sale	42,507,542	34,848,180
Gross Unrealized Gains, available for sale	266,775	248,508
Gross Unrealized Losses, available for sale	118,518	34,616
Estimated Fair Value, available for sale	42,655,799	35,062,072
Amortized Cost, Held to Maturity	76,191,199	106,998,467
Gross Unrealized Gains, held to maturity	715,620	1,104,141
Gross Unrealized Losses, held to maturity	97,998	27,411
Estimated Fair Value, held to maturity	76,808,821	108,075,197
Asset-backed securities issued by GSEs [Member] | Equity Securities [Member]
Amortized Cost, Available for Sale	37,310	37,310
Gross Unrealized Gains, available for sale	306	241
Gross Unrealized Losses, available for sale	284	289
Estimated Fair Value, available for sale	37,332	37,262
Asset-backed securities issued by GSEs [Member] | Bond Mutual Funds [Member]
Amortized Cost, Available for Sale	4,012,609	3,840,473
Gross Unrealized Gains, available for sale	268,537	239,762
Gross Unrealized Losses, available for sale	0	0
Estimated Fair Value, available for sale	4,281,146	4,080,235
Asset Backed Securities Issued By Others [Member] | Residentail Collateralized Mortgage Obligations [Member]
Amortized Cost, Held to Maturity	4,439,118	9,839,222
Gross Unrealized Gains, held to maturity	197,028	15,364
Gross Unrealized Losses, held to maturity	484,343	1,421,477
Estimated Fair Value, held to maturity	4,151,803	8,433,109
Total Debt Securities [Member]
Amortized Cost, Held to Maturity	111,869,493	152,766,888
Gross Unrealized Gains, held to maturity	2,149,925	1,974,002
Gross Unrealized Losses, held to maturity	582,341	1,459,848
Estimated Fair Value, held to maturity	113,437,077	153,281,042
Us Government Obligations [Member]
Amortized Cost, Held to Maturity	749,941	749,951
Gross Unrealized Gains, held to maturity	0	0
Gross Unrealized Losses, held to maturity	0	0
Estimated Fair Value, held to maturity	$ 749,941	$ 749,951